Related Parties Transactions (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Related Parties Transactions

8.     RELATED PARTIES TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2020	December 31, 2019
Junze Zhang	Shareholder and director of the Company	333,083	444,802
Total		$333,083	$444,802

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b) Transactions

	For the six months ended June 30,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	-	57,485
Henghui Investment Consultation (SZ) Partnership Business (LP)	-	4,274
Junze Zhang	170,593	-
Mengling Zhang	5,956	46,050
	176,549	107,809

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	-	139,290
Qing Zuo	-	1,730
Junze Zhang	60,627	105,674
Mengling Zhang	5,956	1,730
Zihua Wu	-	3,500
	66,583	251,924

During the first half of 2020, the Company repaid to Zhang Junze $170,593, proceeds from Zhang Junze was $60,627, exchange difference was $1,753.

10.	RELATED PARTIES TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	2019	2018
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$-	$24,052
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	-	64,008
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	-	33,473
Junze Zhang	Shareholder and director of the Company	444,802	182,093
Mengling Zhang	General manager of ZDSE	-	36,519
Zihua Wu	Director of the Company	-	32,440
Total		$444,802	$372,585

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose. As of December 31, 2018, advances from Qing Zuo and Mengling Zhang amount to $51,801 and $147,239, respectively, to the Company have been converted and treated as capital contribution to the Company pursuant to the Waiver of shareholder’s loan agreements signed on June 27, 2018.

(b) Transactions

	For the years ended December 31,
	2019	2018
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	165,176	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	63,767	-
Qing Zuo	39,805	576
Mengling Zhang	50,221	400,222
Zihua Wu	35,940	-
	$354,909	$400,798

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$141,214	$25,055
Henghui Investment Consultation (SZ) Partnership Business (LP)	-	66,676
Qing Zuo	6,459	5,185
Junze Zhang	264,836	-
Mengling Zhang	13,840	56,612
Zihua Wu	3,500	-
	$429,849	$153,528

Shareholder debts converted to capital contribution
Qing Zuo	$-	$51,801
Mengling Zhang	-	147,239
	$-	$199,040

* Beginning July 1, 2018, Qing Zuo and Mengling Zhang agreed to provide free coaching services to the Company in connection with the special training and with conducting professional technical training to students.

8.	RELATED PARTIES TRANSACTIONS

The Company had the following balances with related parties:

(a) Amount due to related parties

		As of December 31,
	Relationship	2018	2017
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$24,052	$-
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	64,008	-
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	33,473	-
Junze Zhang	Shareholder and director of the Company	182,093	-
Mengling Zhang	General manager of ZDSE	36,519	-
Zihua Wu	Director of the Company	32,440	2,500
Total		$372,585	$2,500

The balances represent cash advances from related parties. From time to time, shareholders, general manager and director of the Company advanced funds to the Company for working capital purpose.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b) Transactions

	For the years ended December 31,
	2018	2017
Cash advance from related parties
Junze Zhang	182,093	-
Zihua Wu	27,924	2,500
	$210,017	$2,500

Zhongdehui (SZ) Development Co., Limited [Member]
Related Parties Transactions
6.	RELATED PARTIES TRANSACTIONS

The Company had the following balances and transactions with related parties:

(a)	Amount due to related parties

		As of June 30,
	Relationship	2018	2017
Qing Zuo	Majority shareholder and executive chairman until June 27, 2018 and November 28, 2018, respectively.	30,974	191,577

Mengling Zhang	General manager	117,167	534,113
Total		$148,141	$725,690

(b)	Transactions

	For the six months ended June 30,
	2018	2017
Tutor fee to related parties
Qing Zuo	$2,828	$2,764
Mengling Zhang	6,982	2,042
	$9,810	$4,806
Repayment to related parties
Qing Zuo	597	-
Mengling Zhang	330,808	-
	$331,405	$-

Cash advance from related parties
Qing Zuo	1,414	7,855
Mengling Zhang	56,755	160,292
	$58,169	$168,147

Shareholder debts converted to capital contribution
Qing Zuo	$51,801	$-
Mengling Zhang	147,239	-
	$199,040	$-